Leases - Schedule of Maturity Payments of Operating Leases (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2020	$ 253,875	$ 136,347
2021	114,402	141,507
2022	117,830	35,694
2023	121,364
Total lease payments	1,139,525	313,550
Less: amounts representing interest	(213,159)	(23,599)
Total lease obligations	$ 926,366	$ 289,949	$ 371,754